Employee Benefits and Private Pension Plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of employee benefits [line items]
Employee benefit expense	R$ 10,682	R$ 27,558	R$ 23,418
Health and dental care plan [member]
Summary of employee benefits [line items]
Employee benefit expense	10,442	9,559	164
Indemnification of FGTS [member]
Summary of employee benefits [line items]
Employee benefit expense	(5,818)	11,159	14,828
Seniority bonus [member]
Summary of employee benefits [line items]
Employee benefit expense	4,765	5,460	6,883
Life insurance [member]
Summary of employee benefits [line items]
Employee benefit expense	R$ 1,293	R$ 1,380	R$ 1,543